Subsequent events (Details Narrative) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Investments		$ 0.5
Subsequent Event [Member]
Subsequent Event [Line Items]
Consideration amount	$ 1.2
Subsequent Event [Member] | Construction Management Agreement [Member]
Subsequent Event [Line Items]
Payments to acquire mining assets	$ 1.6